Receivables and Other Assets from YR TV Station under Arbitration (Details Textual)					12 Months Ended
	Mar. 15, 2016 USD ($)	Mar. 15, 2016 CNY (¥)	Dec. 12, 2013 USD ($)	Dec. 12, 2013 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)
Ant [Member]
Receivables and Other Assets from Yr TV Station under Arbitration (Textual)
Claims amount for damages | $			$ 14,867,000
Ant [Member] | CNY [Member]
Receivables and Other Assets from Yr TV Station under Arbitration (Textual)
Claims amount for damages | ¥				¥ 90,000,000
Cietac [Member]
Receivables and Other Assets from Yr TV Station under Arbitration (Textual)
Terminated agreement for damages as claimed | $	$ 6,929,900
Asset transfer agreement | $	6,929,900
Attorney fee | $	123,200
Arbitration fee | $	$ 177,000,000
Cietac [Member] | CNY [Member]
Receivables and Other Assets from Yr TV Station under Arbitration (Textual)
Terminated agreement for damages as claimed | ¥		¥ 45,000,000
Asset transfer agreement | ¥		45,000,000
Attorney fee | ¥		800,000
Arbitration fee | ¥		115,084
Arbitral awards | ¥		¥ 90,000,000
China Yr Tv Station [Member]
Receivables and Other Assets from Yr TV Station under Arbitration (Textual)
Recovery of capital investment including interest | $					$ 8,571,000
Impairment loss | $							$ 3,345,284	$ 680,000
China Yr Tv Station [Member] | CNY [Member]
Receivables and Other Assets from Yr TV Station under Arbitration (Textual)
Recovery of capital investment including interest | ¥						¥ 54,000,000